Investments - Master Trust Investments at Fair Value (Details) - EBP INVUNION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	$ 5,599,098	$ 4,477,625
Net assets available for benefits	551,113	458,780
Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	5,599,098	4,477,625
Receivable from Securities Sold, Dividends, and Other	13,506	9,881
Accrued Investment Manager Fees	(3)	(50)
Net assets available for benefits	5,612,601	4,487,456
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	536,479	445,203
Receivable from Securities Sold, Dividends, and Other	1,395	1,329
Accrued Investment Manager Fees	(3)	(35)
Net assets available for benefits	537,871	446,497
Collective Trust Funds | Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	4,503,842	3,941,764
Collective Trust Funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	400,221	343,532
Short-Term Investment Funds | Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	607,596	224,827
Short-Term Investment Funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	33,220	34,038
Corning Common Stock | Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	487,273	310,647
Corning Common Stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	102,651	67,246
Preferred Stock | Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	387	387
Preferred Stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	$ 387	$ 387